Loans and Borrowings - Summary of Loans and Borrowings - Additional Information (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 09, 2023	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item shares	Mar. 31, 2021 USD ($) item shares	Mar. 31, 2023 shares	Nov. 08, 2022 USD ($) shares	Sep. 09, 2022 USD ($)	Aug. 26, 2022 USD ($) shares	Jul. 13, 2022 USD ($) shares
Debt Instrument [Line Items]
Interest expense		$ 311,679	$ 252,055	$ 786,311	$ 756,888	$ 1,000,000	$ 293,250
Number of covenants to be met for loans and borrowings outstanding | item						0	0
Senior secured notes financing, Interest rate	0.24%
Secured Promissory Notes, interest payable description				The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs		The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Number of shares issued | shares		11,778,392		11,778,392		5,560,829	4,732,090	11,778,392
Common shares issued, value		$ 321,791,727		$ 321,791,727		$ 317,051,125	$ 306,618,482				$ 75,736
Neptune
Debt Instrument [Line Items]
Number of shares issued | shares									146,330		36,765
Common shares issued, value									$ 96,578		$ 75,736
Sprout
Debt Instrument [Line Items]
Number of shares issued | shares												372,670
Common shares issued, value												$ 570,185
Amended Promissory Notes
Debt Instrument [Line Items]
Secured Promissory Notes		$ 13,000,000.0		$ 13,000,000.0
Secured Promissory Notes, Interest rate		0.10%		0.10%								0.10%
Promissory Note
Debt Instrument [Line Items]
Maturity date of note						Feb. 01, 2024
Secured Promissory Notes						$ 10,000,000
Senior secured notes financing, Interest rate				0.01%
Secured Promissory Notes, Interest rate		0.10%		0.10%		10.00%
Secured Promissory Notes, interest payable description						The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Secured Promissory Note Agreement | Sprout
Debt Instrument [Line Items]
Additional amount committed									$ 550,000		$ 250,000
Commercial Paper Two
Debt Instrument [Line Items]
Maturity date of note				Feb. 01, 2024
Secured Promissory Notes		$ 250,000		$ 250,000
Senior secured notes financing, Interest rate				0.01%
Secured Promissory Notes, Interest rate		0.10%		0.10%
Secured Promissory Notes, interest payable description				The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs
Commercial Paper Three
Debt Instrument [Line Items]
Maturity date of note				Feb. 01, 2024
Secured Promissory Notes		$ 550,000		$ 550,000
Senior secured notes financing, Interest rate				0.01%
Secured Promissory Notes, Interest rate		0.10%		0.10%
Minimum | Promissory Note
Debt Instrument [Line Items]
Secured Promissory Notes		$ 10,000,000		$ 10,000,000
Maximum | Promissory Note
Debt Instrument [Line Items]
Secured Promissory Notes		$ 13,000,000		$ 13,000,000
Sprout
Debt Instrument [Line Items]
Number of shares issued | shares												372,670
Common shares issued, value										$ 75,736		$ 570,185
Sprout | Amended Promissory Notes
Debt Instrument [Line Items]
Additional amount committed										$ 250,000		$ 3,000,000
Sprout | Promissory Note
Debt Instrument [Line Items]
Maturity date of note				Feb. 01, 2024		Feb. 01, 2024